Segment reporting (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of operating segments [line items]
Disclosure of operating segments
The measurement of each segment’s revenues, expenses and assets is consistent with the accounting policies that are used in preparation of the Company’s consolidated financial statements.

Segme nt information:	For the Year Ended March 31,
Reportable segments	Global Generics						PSAI						Others (2)						Total
	2024		2023		2022		2024		2023		2022		2024		2023		2022		2024		2023		2022
Revenues (1)	Rs.	245,453	Rs.	213,768	Rs.	179,170	Rs.	29,801	Rs.	29,069	Rs.	30,740	Rs.	3,910	Rs.	3,042	Rs.	4,481	Rs.	279,164	Rs.	245,879	Rs.	214,391
Gross profit	Rs.	154,268	Rs.	132,719	Rs.	103,270	Rs.	6,919	Rs.	4,715	Rs.	6,821	Rs.	2,420	Rs.	1,909	Rs.	3,749	Rs.	163,607	Rs.	139,343	Rs.	113,840
Selling, general and administrative expenses																				77,201		68,026		62,081
Research and development expenses																				22,873		19,381		17,482
Impairment of non-current assets, net																				3		699		7,562
Other income, net																				(4,199)		(5,907)		(2,761)
Results from operating activities																			Rs.	67,729	Rs.	57,144	Rs.	29,476
Finance income, net																				3,994		2,853		2,119
Share of profit of equity accounted investees, net of tax																				147		370		703
Profit before tax																			Rs.	71,870	Rs.	60,367	Rs.	32,298
Tax expense, net																				16,186		15,300		8,730
Profit for the year																			Rs.	55,684	Rs.	45,067	Rs.	23,568

(1)
Revenues for the year ended March 31, 2024 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.10,707 (
as compared to
Rs.7,321 and Rs.6,255 for the years ended March 31, 2023 and 2022, respectively) and from the PSAI segment to the Others segment which amount to Rs.72 (
as compared to
Rs.128 and Rs.0 for the years ended March 31, 2023 and 2022, respectively)
(2)
As the revenues and gross profits of the Proprietary Products segment are considerably lower than the quantitative thresholds mentioned in IFRS 8, “Operating Segments”, the Company believes that Proprietary Products segment no longer qualifies to be a reportable segment and consequently, effective April 1, 2022, the Company included the financial information relating to the Proprietary Products segment in “Others”. The corresponding information relating to Proprietary Products segment for earlier periods has been restated to reflect the aforementioned change.

Analysis of revenues within the Global Generics segment
Revenues within the Global Generics segment:

Revenues by therapeutic areas in the Company’s Global Generics segment is given below:

	For the Year Ended March 31,
	2024		2023		2022
Oncology	Rs.	67,563	Rs.	48,671	Rs.	17,051
Nervous System		29,760		27,888		26,159
Pain Management		23,990		23,585		18,437
Gastrointestinal		23,368		23,439		23,386
Respiratory		17,291		17,074		15,085
Cardiovascular		16,326		16,187		14,856
Anti-Infective		15,896		17,066		22,526
Hematology		10,949		10,316		11,737
Dermatology		7,691		6,749		6,797
Nutraceuticals		5,680		5,876		4,530
Diabetology		5,336		4,888		4,277
Others		21,603		12,029		14,329
To t al	Rs.	245,453	Rs.	213,768	Rs.	179,170

Analysis of revenues within the PSAI segment
Revenues within the PSAI segment:

Revenues by therapeutic areas in the Company’s PSAI segment is given below:

	For the Year Ended March 31,
	2024		2023		2022
Cardiovascular	Rs.	6,915	Rs.	6,625	Rs.	7,729
Pain Management		4,221		3,729		4,513
Oncology		3,558		4,252		2,526
Nervous System		2,907		3,753		3,017
Diabetology		1,609		998		544
Anti-Infective		1,456		2,346		5,450
Gastrointestinal		1,108		1,064		982
Respiratory		899		810		676
Dermatology		862		716		498
Hematology		646		428		476
Genitourinary		367		637		705
Others		5,253		3,711		3,624
Total		29,801	Rs.	29,069	Rs.	30,740

Analysis of revenues by geography
Revenues by geography:

The following table shows the distribution of the Company’s revenues by country, based on the location of the customers:

	For the Year Ended March 31,
Country	2024		2023		2022
India	Rs.	48,473	Rs.	50,499	Rs.	43,986
United States		135,565		106,683		80,564
Russia		22,301		21,228		20,879
Others (1)		72,825		67,469		68,962
	Rs.	279,164	Rs.	245,879	Rs.	214,391

(1)	Others include Germany, the United Kingdom, Ukraine, Romania, Brazil, South Africa, China, Canada and other countries across the world.

Disclosure of analysis of Company's non-current assets (other than financial instruments and deferred tax assets)
The following table shows the distribution of the Company’s non-current assets (other than financial instruments and deferred tax assets) by country, based on the location of assets:

	As of March 31,
Country	2024		2023
India	Rs.	100,340	Rs.	91,873
Switzerland		10,889		5,070
United States		3,656		3,276
Germany		648		776
Others		7,173		5,336
	Rs.	122,706	Rs.	106,331

Disclosure of analysis of distribution of the Company's property, plant and equipment including capital work in progress and intangible assets acquired during the year (other than goodwill arising on business combination)
The following table shows the distribution of the Company’s property, plant and equipment including capital work in progress and intangible assets acquired during the year (other than goodwill arising on business combination) by country, based on the location of assets:

	For the Year Ended March 31,
Country	2024		2023
India	Rs.	19,572	Rs.	18,362
Switzerland		7,724		1,209
United States		1,285		532
Others		2,752		732
	Rs.	31,333	Rs.	20,835

Disclosure of analysis of depreciation and amortization, included in cost of revenues
Depreciation and amortization, included in cost of revenues, by reportable segments:

	For the Year Ended March 31,
	2024		2023		2022
Global Generics	Rs.	3,892	Rs.	3,269	Rs.	3,078
PSAI		2,813		2,773		2,507
Others		37		69		42
	Rs.	6,742	Rs.	6,111	Rs.	5,627

Reportable segments [member]
Disclosure of operating segments [line items]
Analysis of revenues within the Global Generics segment
Revenues within the Global Generics segment:

Revenues by therapeutic areas in the Company’s Global Generics segment is given below:

	For the Year Ended March 31,
	2024		2023		2022
Oncology	Rs.	67,563	Rs.	48,671	Rs.	17,051
Nervous System		29,760		27,888		26,159
Pain Management		23,990		23,585		18,437
Gastrointestinal		23,368		23,439		23,386
Respiratory		17,291		17,074		15,085
Cardiovascular		16,326		16,187		14,856
Anti-Infective		15,896		17,066		22,526
Hematology		10,949		10,316		11,737
Dermatology		7,691		6,749		6,797
Nutraceuticals		5,680		5,876		4,530
Diabetology		5,336		4,888		4,277
Others		21,603		12,029		14,329
To t al	Rs.	245,453	Rs.	213,768	Rs.	179,170

Analysis of revenues within the PSAI segment
Revenues within the PSAI segment:

Revenues by therapeutic areas in the Company’s PSAI segment is given below:

	For the Year Ended March 31,
	2024		2023		2022
Cardiovascular	Rs.	6,915	Rs.	6,625	Rs.	7,729
Pain Management		4,221		3,729		4,513
Oncology		3,558		4,252		2,526
Nervous System		2,907		3,753		3,017
Diabetology		1,609		998		544
Anti-Infective		1,456		2,346		5,450
Gastrointestinal		1,108		1,064		982
Respiratory		899		810		676
Dermatology		862		716		498
Hematology		646		428		476
Genitourinary		367		637		705
Others		5,253		3,711		3,624
Total		29,801	Rs.	29,069	Rs.	30,740

Analysis of revenues by geography
Revenues by geography:

The following table shows the distribution of the Company’s revenues by country, based on the location of the customers:

	For the Year Ended March 31,
Country	2024		2023		2022
India	Rs.	48,473	Rs.	50,499	Rs.	43,986
United States		135,565		106,683		80,564
Russia		22,301		21,228		20,879
Others (1)		72,825		67,469		68,962
	Rs.	279,164	Rs.	245,879	Rs.	214,391

(1)	Others include Germany, the United Kingdom, Ukraine, Romania, Brazil, South Africa, China, Canada and other countries across the world.